Segment information - Schedule of Reconciliation Between Business Operating Income for the Segments and Income Before Tax and Investments Accounted for Using the Equity Method (Details)
€ in Millions, $ in Millions
		1 Months Ended		12 Months Ended
		Nov. 30, 2022 EUR (€)	Nov. 30, 2022 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)		Dec. 31, 2022 EUR (€)
Disclosure of operating segments [line items]
Net income attributable to non-controlling interests				€ 58	€ 36	[1],[2]	€ 113	[1],[2]
Fair value remeasurement of contingent consideration				(96)	(93)	[2]	27	[2]
Restructuring costs and similar items				(1,396)	(1,030)	[2],[3]	(1,077)	[2],[3]
Other gains and losses, and litigation				(470)	(196)	[2]	(143)	[2]
Operating income				7,252	6,960	[2],[4]	10,162	[2],[4],[5]
Financial expenses				(1,073)	(1,293)	[2],[4],[6]	(430)	[2],[4],[5],[6]
Financial income				519	584	[2],[4],[6]	205	[2],[4],[5],[6]
Income before tax and investments accounted for using the equity method				6,698	6,251	[2],[4],[7]	9,937	[2],[4],[5],[7]
Immuno-oncology collaboration agreement | Regeneron Pharmaceuticals, INC
Disclosure of operating segments [line items]
Regular milestone payments for projects under collaboration agreements		€ 96	$ 100
Other intangible assets
Disclosure of operating segments [line items]
Impairment of other intangible assets, net of reversals (excluding software)				265	932		(454)
Other intangible assets | NK Cell and ProXTen technology platforms
Disclosure of operating segments [line items]
Impairment of other intangible assets, net of reversals (excluding software)					833
Other intangible assets | SAR444245
Disclosure of operating segments [line items]
Impairment of other intangible assets, net of reversals (excluding software)							1,586
Eloctate [Member]
Disclosure of operating segments [line items]
Reversal amount							2,154
Eloctate [Member] | Research and development projects and technology platforms
Disclosure of operating segments [line items]
Reversal amount							600
Impairment of other intangible assets, net of reversals (excluding software)							600
Biopharma (operating segment)
Disclosure of operating segments [line items]
Impairment of other intangible assets, net of reversals (excluding software)				415
Biopharma (operating segment) | Other intangible assets
Disclosure of operating segments [line items]
Impairment of other intangible assets, net of reversals (excluding software)				225
Biopharma (operating segment) | Research and development projects and technology platforms
Disclosure of operating segments [line items]
Impairment of other intangible assets, net of reversals (excluding software)				640
Biopharma (operating segment) | Clinical Study
Disclosure of operating segments [line items]
Impairment of other intangible assets, net of reversals (excluding software)				239
Operating segments
Disclosure of operating segments [line items]
Business operating income				11,343	11,178	[4]	12,793	[4],[5]
Material reconciling items
Disclosure of operating segments [line items]
Share of profit/(loss) from investments accounted for using the equity method	[8]			(136)	(101)	[4]	(76)	[4],[5]
Net income attributable to non-controlling interests	[9]			14	18	[4]	16	[4],[5]
Amortization and impairment of intangible assets	[10]			(1,997)	(2,807)	[4]	(1,375)	[4],[5]
Fair value remeasurement of contingent consideration				(96)	(93)	[4]	27	[4],[5]
Expenses arising from the impact of acquisitions on inventories	[11]			(10)	(9)	[4]	(3)	[4],[5]
Restructuring costs and similar items	[12]			(1,396)	(1,030)	[4]	(1,077)	[4],[5]
Other gains and losses, and litigation	[13]			€ (470)	€ (196)	[4]	€ (143)	[4],[5]

[1]	Cash flows of the Opella business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations).
[2]	Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation
[3]	(a)Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[4]	(a)Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[5]	2022 business operating income has been recast from the amount previously reported to include the one-time income of €952 million from the Libtayo transaction (€706 million net of tax)
[6]	(a)Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[7]	(a) Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[8]	(b)Joint ventures and associates with which Sanofi has entered into a strategic alliance.
[9]	(c)Excludes (i) restructuring costs and (ii) other adjustments attributable to non-controlling interests.
[10]	(d)For 2024, this line includes a net impairment charge of €248 million mainly due to a recognition of impairment losses of €640 million against on various research and development projects – including a €239 million loss resulting from the decision taken in February 2025 to discontinue a phase 3 clinical study investigating of a vaccine candidate to prevent invasive E.coli disease - partially offset by impairment losses reversals, recognized in connection with the disposals of the ProXTen platform and Enjaymo, for €225 million and €167 million respectively. For 2023, this amount mainly comprises an impairment loss of €833 million, reflecting the impact of the strategic decision to de-prioritize certain R&D programs, in particular those related to the
NK Cell and ProXTen technology platforms. For 2022, this line includes a reversal of €2,154 million on Eloctate franchise products following FDA approval of ALTUVIIIO on February 22, 2023, partially offset by an impairment loss of €1,586 million on intangible assets relating to SAR444245 (non-
alpha interleukin-2).

[11]	(e)This line records the impact of the workdown of acquired inventories remeasured at fair value at the acquisition date.
[12]	(f) See note D.27
[13]	(g)See note D.28.